Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

VIA EDGAR

November 30, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF ETF Trust
File Nos. 333-196273; 811-22930

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of USCF ETF Trust (the “Trust”) that the forms of prospectus and statement of additional information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not differ from those contained in post-effective amendment No. 35 to the Trust’s above-referenced registration statement on Form N-1A, which was filed and declared effective on November 29, 2017. Please do not hesitate to contact the undersigned if you have any questions regarding this filing.

Sincerely,

/s/ Cynthia R. Beyea
Cynthia R. Beyea

cc:	Carolyn Yu, USCF Daphne Frydman, USCF Ronald Coenen Jr., Eversheds Sutherland

Eversheds Sutherland (US) LLP is part of a global legal practice, operating through various separate and distinct legal entities, under Eversheds Sutherland. For a full description of the structure and a list of offices, please visit www.eversheds-sutherland.com.